Subsequent events (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 15, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Repayments of lines of credit		$ 14,881	$ 64,881
Senior Secured Notes (the "2026 Notes") | Senior Subordinated Notes | Subsequent Event
Subsequent Event [Line Items]
Repayments of lines of credit	$ 500,000